SHARE-BASED COMPENSATION - Summary of assumptions to estimate fair value of options at date of grant (Detail)	1 Months Ended
Nov. 30, 2020 ¥ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Average risk-free rate of interest, Minimum	0.23%
Average risk-free rate of interest, Maximum	0.60%
Estimated volatility rate, Minimum	49.74%
Estimated volatility rate, Maximum	53.91%
Exercise multiples	2.80%
Dividend yield	0.00%
Time to maturity, Minimum	0 years
Time to maturity, Maximum	3 years
Fair value per underlying ordinary share	¥ 18.33